Income taxes - Reconciliation of the statutory income tax rate to the Company's effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Loss before provision for income taxes	$ (226,429)	$ (62,197)
Tax using the Company's domestic tax rate	(33,964)	(7,883)
Effect of tax rates in foreign jurisdictions	(18,685)	(3,097)
State taxes, net of federal benefit	$ 54,516	$ 38,677
State taxes, net of federal benefit	(24.00%)	(74.00%)
Share-based compensation	$ (7,093)	$ (6,612)
Share-based compensation	3.00%	13.00%
Non-deductible expenses	$ 93,548	$ 68,640
Non-deductible expenses	(41.00%)	(131.00%)
Increase in Uncertain tax positions	$ 11,157	$ 9,905
Increase in Uncertain tax positions	(5.00%)	(19.00%)
Increase in valuation allowance	$ 41,345	$ 51,805
Increase in valuation allowance	(18.00%)	(99.00%)
Other	$ 9,678	$ 1,010
Other	(4.00%)	(2.00%)
Income tax expense	$ 150,502	$ 152,445
Effective Income Tax Rate Reconciliation, Percent
Tax using the Company's domestic tax rate	15.00%	15.00%
Effect of tax rates in foreign jurisdictions	8.00%	6.00%
Tax effect of:
Income tax expense	(66.00%)	(290.00%)